Columbia Limited Duration Credit Fund
First Quarter Report
October 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Limited Duration Credit Fund, October 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Corporate Bonds & Notes 92.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 7.2%
BAE Systems Holdings, Inc.(a)
12/15/2025	3.850%	3,236,000	3,198,189
BAE Systems PLC(a)
03/26/2029	5.125%	5,667,000	5,720,064
Boeing Co. (The)
03/01/2029	3.200%	1,610,000	1,471,539
Boeing Co. (The)(a)
05/01/2029	6.298%	3,060,000	3,170,245
L3Harris Technologies, Inc.
01/15/2027	5.400%	6,360,000	6,459,004
06/01/2029	5.050%	5,456,000	5,500,451
Northrop Grumman Corp.
02/01/2027	3.200%	8,594,000	8,343,355
02/01/2029	4.600%	2,381,000	2,368,950
Raytheon Technologies Corp.
03/15/2027	3.500%	2,005,000	1,953,656
Total			38,185,453
Banking 20.7%
Bank of America Corp.(b)
12/20/2028	3.419%	25,561,000	24,510,578
Citigroup, Inc.(b)
06/03/2031	2.572%	2,700,000	2,369,403
Goldman Sachs Group, Inc. (The)(b)
07/23/2030	5.049%	7,450,000	7,466,715
10/23/2030	4.692%	5,751,000	5,679,427
HSBC Holdings PLC(b)
05/22/2030	3.973%	5,685,000	5,415,122
JPMorgan Chase & Co.(b)
10/15/2030	2.739%	20,043,000	18,125,678
10/22/2030	4.603%	1,897,000	1,871,404
Morgan Stanley(b)
04/18/2030	5.656%	6,137,000	6,302,113
10/18/2030	4.654%	10,643,000	10,502,027
Royal Bank of Canada(b)
10/18/2030	4.650%	8,310,000	8,227,258
Truist Financial Corp.(b)
10/30/2029	7.161%	2,473,000	2,651,326
US Bancorp(b)
07/23/2030	5.100%	2,176,000	2,183,691
Wells Fargo & Co.(b)
10/23/2029	6.303%	11,912,000	12,484,206
10/30/2030	2.879%	2,561,000	2,321,991
Total			110,110,939
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 2.0%
Charter Communications Operating LLC/Capital
01/15/2029	2.250%	11,945,000	10,484,751
Construction Machinery 0.6%
Caterpillar Financial Services Corp.
10/16/2026	4.450%	3,137,000	3,139,974
Consumer Products 0.8%
Unilever Capital Corp.
08/12/2027	4.250%	3,995,000	3,980,147
Electric 13.6%
AEP Texas, Inc.
07/01/2030	2.100%	6,085,000	5,237,901
AES Corp. (The)
01/15/2026	1.375%	4,800,000	4,597,312
CenterPoint Energy, Inc.
08/10/2026	5.250%	11,495,000	11,581,788
CMS Energy Corp.
11/15/2025	3.600%	7,100,000	6,986,315
Commonwealth Edison Co.
03/01/2030	2.200%	2,485,000	2,184,172
Edison International
11/15/2024	3.550%	1,850,000	1,847,934
Emera US Finance LP
06/15/2026	3.550%	8,192,000	8,003,910
Eversource Energy
08/15/2030	1.650%	4,038,000	3,362,934
FirstEnergy Transmission LLC(a)
01/15/2025	4.350%	5,450,000	5,433,047
01/15/2030	4.550%	5,605,000	5,492,126
NRG Energy, Inc.(a)
12/02/2027	2.450%	4,717,000	4,359,083
Pacific Gas and Electric Co.
06/15/2028	3.000%	9,692,000	9,074,920
Pennsylvania Electric Co.(a)
03/30/2026	5.150%	862,000	862,169
WEC Energy Group, Inc.
06/15/2025	3.550%	783,000	775,556
09/12/2026	5.600%	2,534,000	2,573,046
Total			72,372,213
Environmental 0.6%
GFL Environmental, Inc.(a)
08/01/2025	3.750%	3,380,000	3,346,102

Columbia Limited Duration Credit Fund  | 2024

Portfolio of Investments  (continued)
Columbia Limited Duration Credit Fund, October 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 6.8%
Bacardi Ltd.(a)
05/15/2028	4.700%	20,415,000	20,130,685
Campbell Soup Co.
03/21/2029	5.200%	4,177,000	4,233,150
Diageo Capital PLC
10/05/2026	5.375%	3,778,000	3,835,788
General Mills, Inc.
01/30/2027	4.700%	2,119,000	2,120,603
Keurig Dr Pepper, Inc.
03/15/2027	5.100%	5,658,000	5,717,595
Total			36,037,821
Health Care 1.7%
CVS Health Corp.
04/01/2030	3.750%	4,180,000	3,877,368
HCA, Inc.
09/01/2030	3.500%	5,890,000	5,401,462
Total			9,278,830
Healthcare Insurance 5.3%
Aetna, Inc.
11/15/2024	3.500%	3,051,000	3,048,419
Centene Corp.
07/15/2028	2.450%	16,540,000	14,886,031
UnitedHealth Group, Inc.
01/15/2030	4.800%	10,105,000	10,143,567
Total			28,078,017
Independent Energy 3.5%
Canadian Natural Resources Ltd.
07/15/2025	2.050%	1,311,000	1,284,494
Diamondback Energy, Inc.
01/30/2030	5.150%	5,810,000	5,839,391
Occidental Petroleum Corp.
09/01/2028	6.375%	1,408,000	1,457,937
08/01/2029	5.200%	10,137,000	10,099,813
Total			18,681,635
Integrated Energy 1.0%
BP Capital Markets America, Inc.
11/17/2027	5.017%	5,300,000	5,368,864
Life Insurance 11.5%
Met Tower Global Funding(a)
10/01/2027	4.000%	1,405,000	1,384,741
04/12/2029	5.250%	4,336,000	4,415,477
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Life Global Funding I(a)
01/08/2029	4.850%	3,618,000	3,632,306
06/17/2029	3.050%	3,907,000	3,624,632
01/07/2031	1.550%	610,000	503,195
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	25,334,000	25,207,454
Principal Life Global Funding II(a)
11/21/2024	2.250%	14,240,000	14,217,706
08/16/2026	1.250%	8,852,000	8,339,288
Total			61,324,799
Media and Entertainment 1.9%
Warnermedia Holdings, Inc.
03/15/2029	4.054%	10,760,000	10,052,770
Midstream 3.8%
Colorado Interstate Gas Co. LLC/Issuing Corp.(a)
08/15/2026	4.150%	6,112,000	6,020,877
Enbridge, Inc.
04/05/2029	5.300%	3,497,000	3,548,394
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	6,835,000	6,802,356
Western Midstream Operating LP
01/15/2029	6.350%	3,751,000	3,903,987
Total			20,275,614
Natural Gas 0.8%
NiSource, Inc.
07/01/2029	5.200%	2,632,000	2,667,664
NiSource, Inc.(b)
11/30/2054	6.950%	1,307,000	1,344,584
Total			4,012,248
Packaging 1.2%
Berry Global, Inc.
04/15/2028	5.500%	6,256,000	6,331,263
Pharmaceuticals 3.9%
AbbVie, Inc.
11/21/2029	3.200%	5,290,000	4,946,728
Gilead Sciences, Inc.
03/01/2026	3.650%	10,736,000	10,599,494
Roche Holdings, Inc.(a)
11/13/2028	5.338%	3,030,000	3,116,038
11/13/2030	5.489%	1,930,000	2,008,347
Total			20,670,607
Technology 1.0%
Broadcom, Inc.
02/15/2030	4.350%	1,847,000	1,799,109
Columbia Limited Duration Credit Fund  | 2024

Portfolio of Investments  (continued)
Columbia Limited Duration Credit Fund, October 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Foundry JV Holdco LLC(a)
01/25/2030	5.900%	1,291,000	1,305,952
Intel Corp.
11/15/2029	2.450%	2,645,000	2,325,767
Total			5,430,828
Transportation Services 0.5%
ERAC USA Finance LLC(a)
02/15/2029	5.000%	2,374,000	2,397,375
Wireless 4.0%
Sprint Spectrum Co. I/II/III LLC(a)
03/20/2028	5.152%	9,317,700	9,357,939
T-Mobile US, Inc.
02/15/2026	2.250%	8,850,000	8,572,830
04/15/2027	3.750%	3,468,000	3,395,348
Total			21,326,117
Total Corporate Bonds & Notes (Cost $494,007,165)			490,886,367

U.S. Treasury Obligations 3.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
06/15/2025	2.875%	16,526,700	16,375,636
12/31/2028	3.750%	2,505,000	2,465,468
Total U.S. Treasury Obligations (Cost $18,947,143)			18,841,104

Money Market Funds 3.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.040%(c),(d)	15,684,252	15,681,115
Total Money Market Funds (Cost $15,681,044)		15,681,115
Total Investments in Securities (Cost: $528,635,352)		525,408,586
Other Assets & Liabilities, Net		5,669,395
Net Assets		531,077,981
At October 31, 2024, securities and/or cash totaling $1,489,239 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	942	12/2024	USD	194,000,484	—	(1,395,041)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(103)	12/2024	USD	(11,378,281)	390,646	—
U.S. Treasury 5-Year Note	(925)	12/2024	USD	(99,191,797)	2,027,297	—
Total					2,417,943	—
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2024, the total value of these securities amounted to $137,243,037, which represents 25.84% of total net assets.

(b)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2024.

(c)	The rate shown is the seven-day current annualized yield at October 31, 2024.

Columbia Limited Duration Credit Fund  | 2024

Portfolio of Investments  (continued)
Columbia Limited Duration Credit Fund, October 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(d)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.040%
	39,478,759	53,508,876	(77,303,449)	(3,071)	15,681,115	4,102	337,071	15,684,252
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Limited Duration Credit Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT183_07_P01_(12/24)